ACQUISITIONS (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2020	May 14, 2019	Jun. 29, 2021	Feb. 25, 2021	Jan. 31, 2021	Jul. 17, 2020	Nov. 30, 2019	Apr. 18, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss on termination of investment									$ 0	$ 3,524,000	$ 0	$ 3,524,000	$ (4,201,000)		$ 0	$ 0
Issuance of subordinate voting shares				22,643,678									11,500,000
LowellFarmService [Member]
Notes payable			$ 9,000,000.0
Maturity date of assets											Apr. 30, 2023
Purchase price of assets			$ 18,800,000
Issuance of subordinate voting shares			7,997,520,000
The Hacienda Company, LLC
Purchase price of assets				$ 41,920,000
Issuance of subordinate voting shares				22,643,678,000
Cash Consideration				$ 4,100,000
Fair Value of Net Assets Acquired [Member]
Transactional costs													$ 47,000
Terminated Acqusition [Member]
Transactional costs															251,000
Cash payment for acquire asset						$ 500,000
Additional cash payment					$ 2,800,000	2,800,000
Notes payable					843,000
Loss on termination of investment						4,400,000
Asset Purchase Agreement [Member] | The Humble Flower Co
Notes payable								$ 65,000
Maturity date of assets								Apr. 18, 2023
Purchase price of assets								$ 472,000
Net loss															34,000
Net assets															308,000
Issuance of subordinate voting shares								225,000
Asset Purchase Agreement [Member] | Kaizen Inc, | May 1, 2019
Notes payable	$ 200,000
Purchase price of assets											$ 556,000		$ 556,000
Net loss															21,000
Net assets															$ 223,000
Issuance of subordinate voting shares	225,000
Purchase Agreement [Member] | W Vapes
Cash purchase consideration		$ 10,000,000
Subordinated voting shares, consideration		$ 10,000,000
Advance received from non recourse fund							$ 2,000,000
Cash held in Escrow							$ 10,000,000
Purchase Agreement [Member] | Las Vegas
Cash payment for acquire asset						500,000
Additional cash payment						$ 2,800,000
Notes payable					$ 843,000
Loss on termination of investment														$ 4,400,000